Subsidiary Guarantor Information - Supplemental Statement of Comprehensive Income (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Supplemental information [line items]
Net sales	$ 1,672,446,148		$ 1,385,899,150	$ 1,065,118,590
Services income	8,673,002	$ 440,636	11,130,569	8,974,642
Total of sales	1,681,119,150	85,410,135	1,397,029,719	1,074,093,232
(Reversal) impairment of wells, pipelines, properties, plant and equipment	(21,418,997)		151,444,560	331,314,343
Cost of sales	1,199,511,561	60,941,810	1,004,204,880	865,822,221
Gross income	503,026,586	25,556,528	241,380,279	539,585,354
Other revenues (expenses), net	23,052,511	1,171,195	5,174,076	22,649,606
General expenses:
Transportation, distribution and sale expenses	24,357,209		21,889,670	25,231,240
Administrative expenses	134,321,481	6,824,273	119,939,454	112,653,533
Total general expenses	158,678,690		141,829,124	137,884,773
Operating income	367,400,407	18,665,969	104,725,231	424,350,187
Financing income	31,557,122	1,603,276	16,165,853	13,749,255
Financing cost	(120,727,022)	(6,133,599)	(117,644,548)	(98,844,464)
Derivative financial instruments (cost) income, net	(22,258,613)		25,338,324	(14,000,987)
Foreign exchange income , net	23,659,480		23,184,122
Foreign exchange loss, net				(254,012,743)
Profit (loss) sharing in joint ventures and associates	1,527,012	77,581	360,440	2,135,845
Income before duties, taxes and other	281,158,386	14,284,399	52,129,422	73,377,093
Total taxes, duties and other	461,578,223		332,980,041	264,521,435
Net (loss) income	(180,419,837)	(9,166,323)	(280,850,619)	(191,144,342)
Total other comprehensive result	223,391,747	11,349,534	11,506,381	127,872,481
Total comprehensive result for the year	42,971,910	$ 2,183,211	(269,344,238)	(63,271,861)
Petroleos Mexicanos [member]
Supplemental information [line items]
Services income	75,979,835		50,399,983	46,330,245
Total of sales	75,979,835		50,399,983	46,330,245
Cost of sales	1,905,865		2,007,814	1,236,921
Gross income	74,073,970		48,392,169	45,093,324
Other revenues (expenses), net	73,183		(341,521)	(312,611)
General expenses:
Administrative expenses	69,479,218		59,141,391	57,437,455
Total general expenses	69,479,218		59,141,391	57,437,455
Operating income	4,667,935		(11,090,743)	(12,656,742)
Financing income	140,114,346		143,676,367	123,266,281
Financing cost	(200,842,909)		(236,929,035)	(160,824,632)
Derivative financial instruments (cost) income, net	(3,497,813)		27,670,991	(12,052,200)
Foreign exchange income , net	(3,832,933)		6,837,171
Foreign exchange loss, net				(20,531,005)
Profit (loss) sharing in joint ventures and associates	(125,246,527)		(211,567,169)	(117,347,803)
Income before duties, taxes and other	(188,637,901)		(281,402,418)	(200,146,101)
Total taxes, duties and other	(8,272,851)		(557,520)	(8,834,626)
Net (loss) income	(180,365,050)		(280,844,898)	(191,311,475)
Total other comprehensive result	47,357,316		4,728,640	10,126,560
Total comprehensive result for the year	(133,007,734)		(276,116,258)	(181,184,915)
Subsidiary guarantors [member]
Supplemental information [line items]
Net sales	1,941,467,663		1,713,914,703	1,361,538,624
Services income	113,113,024		140,934,022	98,959,131
Total of sales	2,054,580,687		1,854,848,725	1,460,497,755
(Reversal) impairment of wells, pipelines, properties, plant and equipment	(25,384,888)		145,302,407	330,037,834
Cost of sales	1,536,120,030		1,447,640,131	1,244,388,072
Gross income	543,845,545		261,906,187	546,147,517
Other revenues (expenses), net	(26,020,067)		(12,443,660)	20,713,184
General expenses:
Transportation, distribution and sale expenses	26,805,854		26,136,674	50,948,771
Administrative expenses	132,159,683		105,920,390	96,884,031
Total general expenses	158,965,537		132,057,064	147,832,802
Operating income	358,859,941		117,405,463	419,027,899
Financing income	103,186,750		134,401,598	67,542,768
Financing cost	(130,246,541)		(141,900,236)	(114,271,762)
Derivative financial instruments (cost) income, net	(19,143,363)		(1,608,039)	3,172
Foreign exchange income , net	26,526,563		15,807,988
Foreign exchange loss, net				(232,714,446)
Profit (loss) sharing in joint ventures and associates	53,058		409,955	628,357
Income before duties, taxes and other	339,236,408		124,516,729	140,215,988
Total taxes, duties and other	466,788,123		331,001,261	266,155,181
Net (loss) income	(127,551,715)		(206,484,532)	(125,939,193)
Total other comprehensive result	176,174,564		6,841,586	96,032,433
Total comprehensive result for the year	48,622,849		(199,642,946)	(29,906,760)
Non-guarantor subsidiaries [member]
Supplemental information [line items]
Net sales	912,726,857		1,096,752,930	828,143,332
Services income	5,960,807		2,646,144	1,970,055
Total of sales	918,687,664		1,099,399,074	830,113,387
(Reversal) impairment of wells, pipelines, properties, plant and equipment	3,965,891		6,142,153	1,276,509
Cost of sales	910,525,715		1,083,297,610	809,156,778
Gross income	4,196,058		9,959,311	22,233,118
Other revenues (expenses), net	8,710,216		(4,664,096)	2,915,837
General expenses:
Transportation, distribution and sale expenses	1,013,719		1,297,558	945,489
Administrative expenses	9,234,320		5,883,200	7,050,271
Total general expenses	10,248,039		7,180,758	7,995,760
Operating income	2,658,235		(1,885,543)	17,153,195
Financing income	3,100,917		3,185,195	3,526,378
Financing cost	(3,959,079)		(3,616,530)	(3,602,868)
Derivative financial instruments (cost) income, net	382,563		(724,628)	(1,951,959)
Foreign exchange income , net	965,850		538,963
Foreign exchange loss, net				(767,292)
Profit (loss) sharing in joint ventures and associates	2,164,868		(49,515)	1,507,488
Income before duties, taxes and other	5,313,354		(2,552,058)	15,864,942
Total taxes, duties and other	3,062,951		2,536,300	7,200,880
Net (loss) income	2,250,403		(5,088,358)	8,664,062
Total other comprehensive result	(140,133)		(63,845)	21,713,488
Total comprehensive result for the year	2,110,270		(5,152,203)	30,377,550
Eliminations [member]
Supplemental information [line items]
Net sales	(1,181,748,372)		(1,424,768,483)	(1,124,563,366)
Services income	(186,380,664)		(182,849,580)	(138,284,789)
Total of sales	(1,368,129,036)		(1,607,618,063)	(1,262,848,155)
Cost of sales	(1,249,040,049)		(1,528,740,675)	(1,188,959,550)
Gross income	(119,088,987)		(78,877,388)	(73,888,605)
Other revenues (expenses), net	40,289,179		22,623,353	(666,804)
General expenses:
Transportation, distribution and sale expenses	(3,462,364)		(5,544,562)	(26,663,020)
Administrative expenses	(76,551,740)		(51,005,527)	(48,718,224)
Total general expenses	(80,014,104)		(56,550,089)	(75,381,244)
Operating income	1,214,296		296,054	825,835
Financing income	(214,844,891)		(265,097,307)	(180,586,172)
Financing cost	214,321,507		264,801,253	179,854,798
Profit (loss) sharing in joint ventures and associates	124,555,613		211,567,169	117,347,803
Income before duties, taxes and other	125,246,525		211,567,169	117,442,264
Net (loss) income	125,246,525		211,567,169	117,442,264
Total comprehensive result for the year	$ 125,246,525		$ 211,567,169	$ 117,442,264